BUSINESS COMBINATIONS - Consideration Transferred For BI Live (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Nov. 11, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash paid	$ 103,978		$ 4,328	$ 21,300
Total consideration paid net of cash and cash equivalents acquired	97,300		4,137	$ 19,149
Other financial liabilities	1,617		3,418
Contingent consideration
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration	9,252		9,767
BI Live
Disclosure of detailed information about business combination [line items]
Cash paid		$ 366
Contingent consideration		512
Total consideration paid net of cash and cash equivalents acquired	878	$ 878
Other financial liabilities	515		$ 0
BI Live | Contingent consideration
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration	$ 512